MONEY MARKET PORTFOLIOS

PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED OCTOBER 2, 2017 TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE GOVERNMENT ASSETS PORTFOLIO EACH DATED APRIL 1, 2017, AS SUPPLEMENTED

IMPORTANT INFORMATION UPDATE REGARDING AN UPCOMING REORGANIZATION OF THE GOVERNMENT ASSETS PORTFOLIO

The expected date of reorganization of the Government Assets Portfolio (the “Acquired Portfolio”), a series of the Northern Institutional Funds (the “Trust”), with and into the U.S. Government Portfolio (the “Acquiring Portfolio”), also a series of the Trust, has changed from on or about November 17, 2017 to on or about November 28, 2017.

After the close of business on November 22, 2017, the Acquired Portfolio will discontinue accepting orders from new investors for purchase of the Acquired Portfolio shares or exchanges into the Acquired Portfolio from other portfolios of the Trust; provided, however, that existing shareholders of the Acquired Portfolio may continue to purchase, redeem and exchange shares subject to the account policies described in the Acquired Portfolio’s prospectus up until the date of the reorganization. For shareholders who purchase shares of the Acquired Portfolio through a Northern Trust sweep account, the Portfolio will remain available until on or about November 28, 2017.

For more information regarding the reorganization, shareholders should refer to the supplement to the Prospectus and Summary Prospectus dated July 21, 2017. More information about the Acquiring Portfolio and the definitive terms of the reorganization will be included in an information statement that will be mailed to shareholders at a later date.

Please retain this Supplement with your Prospectus and Summary Prospectus, as supplemented, for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT MM (10/17)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED JULY 21, 2017 TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE GOVERNMENT ASSETS PORTFOLIO EACH DATED APRIL 1, 2017

IMPORTANT INFORMATION REGARDING AN UPCOMING REORGANIZATION OF THE GOVERNMENT ASSETS PORTFOLIO

The Board of Trustees (the “Board”) of Northern Institutional Funds (the “Trust”) has approved a Plan of Reorganization, which contemplates the reorganization of the Government Assets Portfolio, a series of the Trust (the “Acquired Portfolio”), with and into the U.S. Government Portfolio, also a series of the Trust (the “Acquiring Portfolio” and, together with the Acquired Portfolio, the “Portfolios”). The reorganization is expected to take effect on or about November 17, 2017 or such other date the Board or an authorized officer of the Trust may determine. The reorganization does not require a shareholder vote by the Acquired Portfolio’s shareholders, but the reorganization is subject to the satisfaction of certain conditions. More information about the Acquiring Portfolio and the definitive terms of the reorganization will be included in an information statement that will be mailed to shareholders at a later date.

After the close of business on November 10, 2017, the Acquired Portfolio will discontinue accepting orders from new investors for purchase of the Acquired Portfolio shares or exchanges into the Acquired Portfolio from other portfolios of the Trust; provided, however, that existing shareholders of the Acquired Portfolio may continue to purchase, redeem and exchange shares subject to the account policies described in the Acquired Portfolio’s prospectus up until the date of the reorganization. For shareholders who purchase shares of the Acquired Portfolio through a Northern Trust sweep account, the Portfolio will remain available until on or about November 17, 2017.

After considering the recommendation of Northern Trust Investments, Inc. (“NTI”), the Portfolios’ investment adviser, the Board concluded that the reorganization would be in the best interests of each Portfolio and their shareholders and shareholders’ interests will not be diluted as a result of the reorganization. It is expected that the reorganization of the Portfolios will be effected on a tax-free basis for federal income tax purposes. This tax-free treatment, however, does not extend to transactions that occur prior to, or after the reorganization.

The Acquired Portfolio may make distributions to shareholders of certain ordinary income and/or capital gains on or before the reorganization. In that event, the distributions may be taxable to shareholders who receive the distribution (aside from tax-exempt accounts). SHAREHOLDERS SHOULD CONSULT THEIR PERSONAL TAX PROFESSIONALS CONCERNING ALL TAX CONSEQUENCES APPLICABLE TO THEIR INVESTMENT IN THE ACQUIRED PORTFOLIO AND THE TAX IMPACT OF THE REORGANIZATION OF THE ACQUIRED PORTFOLIO.

If a shareholder redeems shares of the Acquired Portfolio within two days of the effective date of the reorganization, the payment of proceeds may be delayed for up to seven days.

Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT MM (7/17)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

NORTHERN INSTITUTIONAL FUNDS Government Assets Portfolio (formerly known as the Diversified Assets Portfolio)

Summary Prospectus | April 1, 2017	Ticker: Shares—BDAXX

Before you invest, you may want to review the Portfolio’s complete Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s complete Prospectus and other information about the Portfolio online at northerntrust.com/nif-prospectus. You can also get this information at no cost by calling 800-637-1380 or by sending an e-mail request to northern-funds@ntrs.com. If you purchase shares of the Portfolio through a financial intermediary (such as a bank or a broker-dealer), the complete Prospectus and other information are also available from your financial intermediary. The Portfolio’s complete Prospectus and Statement of Additional Information, both dated April 1, 2017, as supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Shares
Management Fees	0.23%
Other Expenses	0.03%
Transfer Agent Fees	0.02%
Service Fees	None
Other Operating Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.26%
Expense Reimbursement(2)	(0.01)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.25%

(1)	The expense information has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before April 1, 2018 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$26	$83	$145	$330

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other

NIF SUM MDA (4/17)	SUMMARY PROSPECTUS	1	GOVERNMENT ASSETS PORTFOLIO

things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

GOVERNMENT ASSETS PORTFOLIO	2	SUMMARY PROSPECTUS

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

On October 1, 2016, the Portfolio changed its principal investment strategy from investing, under normal circumstances, in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets to investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The performance shown prior to October 1, 2016 represents the performance of the Portfolio’s prior principal investment strategy.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.27% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2016)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	6/1/83	0.21%	0.05%	0.75%	4.00%

The 7-day yield for Shares of the Portfolio as of December 31, 2016: 0.32%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

SUMMARY PROSPECTUS	3	GOVERNMENT ASSETS PORTFOLIO

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT ASSETS PORTFOLIO	4	SUMMARY PROSPECTUS